Financial instruments and risk management - Schedule of financial assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	£ 5,156	£ 6,051
Current assets	4,506	5,469
Non-current assets	650	582
Financial liabilities	(23,276)	(23,551)
Current liabilities	(7,360)	(7,970)
Non-current liabilities	(15,916)	(15,581)
Total net financial assets/(liabilities)	(18,120)	(17,500)
Total net financial assets/(liabilities) current	(2,854)	(2,501)
Total net financial assets/(liabilities) non-current	(15,266)	(14,999)
Borrowings	16,502	16,020
Quoted | Fair value
Disclosure of detailed information about financial instruments [line items]
Borrowings	15,641	15,628
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(16,502)	(16,020)
Current liabilities	(1,701)	(1,522)
Non-current liabilities	(14,801)	(14,498)
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(5,668)	(6,267)
Current liabilities	(5,300)	(5,887)
Non-current liabilities	(368)	(380)
Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(245)	(388)
Current liabilities	(245)	(388)
Non-current liabilities	0	0
Leases
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(448)	(475)
Current liabilities	(75)	(85)
Non-current liabilities	(373)	(390)
Total other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,106)	(1,264)
Current liabilities	(359)	(561)
Non-current liabilities	(747)	(703)
Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	225	200
Non-current assets	225	200
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,751	2,970
Current assets	2,720	2,933
Non-current assets	31	37
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,439	2,285
Current assets	1,439	2,285
Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	198	136
Current assets	198	136
Non-current assets	0	0
Leases
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	3
Non-current assets	1	3
Total other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	741	596
Current assets	347	251
Non-current assets	394	345
Fair value hedges | Interest rate risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(377)	(284)
Current liabilities	(6)	(1)
Non-current liabilities	(371)	(283)
Fair value hedges | Interest rate risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets		1
Current assets		0
Non-current assets		1
Cash flow hedges | Foreign currency debt risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	348	367
Current assets	0	43
Non-current assets	348	324
Cash flow hedges | Foreign currency exchange risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(9)	(109)
Current liabilities	(7)	(81)
Non-current liabilities	(2)	(28)
Cash flow hedges | Foreign currency exchange risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	192	32
Current assets	147	15
Non-current assets	45	17
Cash flow hedges | Commodity price risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(27)	(7)
Current liabilities	(26)	(5)
Non-current liabilities	(1)	(2)
Cash flow hedges | Commodity price risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	2	57
Current assets	2	57
Non-current assets	0	0
Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(10,627)	(8,742)
Net investment hedges | Foreign exchange risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(1)
Current liabilities		(1)
Fair value through income statement
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(969)	(1,043)
Fair value through income statement | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(311)	(371)
Fair value through income statement | Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(245)	(271)
Fair value through income statement | Total other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(658)	(672)
Fair value through income statement | Fair value hedges | Interest rate risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(377)	(284)
Fair value through income statement | Cash flow hedges | Foreign currency exchange risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(9)	(109)
Fair value through income statement | Cash flow hedges | Commodity price risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(27)	(7)
Fair value through income statement | Net investment hedges | Foreign exchange risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(1)
Liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(21,422)	(21,386)
Liabilities at amortised cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(16,502)	(16,020)
Liabilities at amortised cost | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(4,472)	(4,774)
Liabilities at amortised cost | Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	(117)
Liabilities at amortised cost | Leases
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(448)	(475)
Liabilities at amortised cost | Total other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(448)	(592)
Not categorised as a financial instrument
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(885)	(1,122)
Not categorised as a financial instrument | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(885)	(1,122)
Fair value through income statement
Disclosure of detailed information about financial instruments [line items]
Financial assets	932	773
Fair value through income statement | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	192	180
Fair value through income statement | Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	198	136
Fair value through income statement | Total other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	740	593
Fair value through income statement | Fair value hedges | Interest rate risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets		1
Fair value through income statement | Cash flow hedges | Foreign currency debt risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	348	367
Fair value through income statement | Cash flow hedges | Foreign currency exchange risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	192	32
Fair value through income statement | Cash flow hedges | Commodity price risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	2	57
Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	4
Fair value through other comprehensive income | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	4
Assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,705	4,668
Assets at amortised cost | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	31	15
Assets at amortised cost | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,234	2,365
Assets at amortised cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,439	2,285
Assets at amortised cost | Leases
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	3
Assets at amortised cost | Total other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	3
Not categorised as a financial instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets	519	606
Not categorised as a financial instrument | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	2	1
Not categorised as a financial instrument | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	517	605
Fair value through income statement
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	(37)	(270)
Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	0	4
Assets and liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	(17,717)	(16,718)
Not categorised as a financial instrument
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	£ (366)	£ (516)